PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
15.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,429,839,237	1,636,589,735
Machinery and equipment	4,886,493,031	6,547,574,340
Motor vehicles	34,434,859	31,862,146
Furniture, fixture and office equipment	136,797,799	208,180,764
	6,487,564,926	8,424,206,985
Less: Accumulated depreciation	(2,028,991,593)	(2,368,014,424)
Less: Impairment	(51,439,373)	(23,670,338)
Subtotal	4,407,133,960	6,032,522,223
Construction in progress	331,547,393	647,664,933
Property, plant and equipment, net	4,738,681,353	6,680,187,156

Depreciation expenses were RMB392,197,508, RMB449,079,007 and RMB600,541,219 for the years ended December 31, 2015, 2016 and 2017, respectively.

During the years ended December 31, 2015, 2016 and 2017, the Group disposed certain equipment with the net book value amounting of RMB19,615,522, RMB51,675,734 and RMB1,072,424,435, and recognized related disposal gain/(loss) amounted to RMB(12,476,763) and RMB(33,072,876) and RMB82,411,232, respectively.

During the year ended December 31, 2017, the Group disposed most of its solar power facilities owned by its Jiangxi and Zhejiang subsidiaries. As of December 31, 2017, the Group’s outstanding receivables related to the disposal amounted to RMB 111,500,000 which will be due in September 2018. (Note 13)

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2017 is attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

In the years ended December 31, 2015, 2016 and 2017, the Group recorded impairment of nil, RMB125,524,021 and nil related to the retirement of certain equipment in production lines that had become obsolete.

In the fourth quarter of 2017, the Group decided to fulfill the demand for its solar products in South Africa through other overseas manufacturing facilities, and closed its manufacturing facility in South Africa. The equipment in the manufacturing facility in South Africa is planned to be relocated to the Group’s other manufacturing facilities for continuing use. The carrying value of other assets which cannot be relocated is insignificant to the Group’s consolidated financial statements.

As of December 31, 2016 and December 31, 2017, certain property, plant and equipment with net book value amounting of RMB1,899,053,100 and RMB1,853,520,442 are pledged as collateral for the Group’s borrowings (Note 22).